Significant Unobservable Input (Level 3) Fair Value Measurements (Details) (Fixed Maturities - Asset Backed Securities, USD $) In Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Fixed Maturities - Asset Backed Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at March 31, 2012	$ 1,205
Fixed maturities - asset backed securities - redemption	(43)
Fixed maturities - asset backed securities - gain (realized)	18
Fixed maturities - period increase (decrease)	(25)
Balance at March 31, 2013	$ 1,180